Income Taxes - Unrecognized tax benefits (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Income Taxes
Unrecognized tax benefits	$ 432	¥ 3,006	$ 432	¥ 3,006	¥ 0
Unrecognized tax benefits affect the annual effective tax rate			$ 426	2,965	0
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance at the beginning of year		0
Additions based on tax positions related to the current year	324	2,252
Additions related to prior year tax position	157	1,092
Decreases related to prior year tax position	(49)	(338)
Balance at the end of year	$ 432	¥ 3,006
Interest expense accrued for unrecognized tax benefit				0	0	¥ 0
Accumulated interest expenses recorded in unrecognized tax benefit				¥ 0	¥ 0